Share Capital (Details) - Schedule of Share-Based Compensation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share-Based Compensation [Line Items]
Share-based compensation	$ 1,937	$ 2,174	$ 1,620
Cost of revenues [Member]
Schedule of Share-Based Compensation [Line Items]
Share-based compensation		22	78
Research and development expenses [Member]
Schedule of Share-Based Compensation [Line Items]
Share-based compensation	714	565	525
General, administrative and marketing expenses [Member]
Schedule of Share-Based Compensation [Line Items]
Share-based compensation	$ 1,223	$ 1,587	$ 1,017